Income taxes (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Applicable tax rate	12.30%	15.00%	15.30%
Effect of disallowed expenditures	1.60%	1.40%	2.60%
Effect of income taxed at reduced rates	(0.20%)	(0.60%)	(0.40%)
Effect of income not subject to tax	(0.10%)	(2.50%)	(0.10%)
Effect of tax credits and allowances	(3.20%)	(3.90%)	(4.10%)
Effect of release of contingent consideration liability	0.00%	(0.30%)	(0.50%)
Effect of tax rate change on current and deferred tax assets and liabilities	0.30%	(1.60%)	0.00%
Effect of derecognition and reversals of derecognition of deferred tax assets	1.40%	0.90%	1.30%
Effect of write down and reversal of write down of investments in subsidiaries	(1.20%)	(3.00%)	0.00%
Effect of prior year items	(0.60%)	0.00%	(0.30%)
Effective income tax rate reconciliation change in uncertain tax positions	(1.80%)	0.10%	1.70%
Effect of other items	4.00%	0.50%	0.20%
Effective tax rate from continuing operations	12.50%	6.00%	15.70%
Effect of non-deductible impairment of goodwill	1.70%
Effect related to Swiss Patent Box regime	1.00%
Switzerland
Statement [line items]
Minimum taxation rate	15.00%
Minimum top-up tax rate on the profits of foreign subsidiaries	15.00%
Discontinued operations [member]
Statement [line items]
Applicable tax rate		31.20%	24.10%